Regulatory framework (Details)	12 Months Ended
Dec. 31, 2025
S E No. 1102025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Feb. 28, 2025
Energy bill approves	Seasonal reference prices
Effective date	March 1
E N R E No. 1602025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Mar. 06, 2025
Energy bill approves	Electricity rate schedules
Effective date	March 1
E N R E No. 2242025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Apr. 01, 2025
Energy bill approves	Electricity rate schedules
Effective date	April 1
Distribution added value, percentage	3.50%
S E No. 1712025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Apr. 29, 2025
Energy bill approves	Seasonal reference prices
Effective date	May 1
E N R E No. 3042025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Apr. 29, 2025
Energy bill approves	Electricity rate schedules
Effective date	May 1
Distribution added value, percentage	3.00%
S E No. 2262025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	May 29, 2025
Energy bill approves	Seasonal reference prices
Effective date	June 1
E N R E No. 4012025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jun. 03, 2025
Energy bill approves	Electricity rate schedules
Effective date	June 1
Distribution added value, percentage	3.24%
S E No. 2812025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jun. 27, 2025
Energy bill approves	Seasonal reference prices
Effective date	July 1
E N R E No. 4692025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jun. 30, 2025
Energy bill approves	Electricity rate schedules
Effective date	July 1
Distribution added value, percentage	0.75%
S E No. 3342025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jul. 30, 2025
Energy bill approves	Seasonal reference prices
Effective date	August 1
E N R E No. 5682025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jul. 31, 2025
Energy bill approves	Electricity rate schedules
Effective date	August 1
Distribution added value, percentage	2.10%
S E No. 3592025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Aug. 27, 2025
Energy bill approves	Seasonal reference prices
Effective date	September 1
E N R E No. 6142025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Sep. 01, 2025
Energy bill approves	Electricity rate schedules
Effective date	September 1
Distribution added value, percentage	2.97%
S E No. 3832025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Sep. 29, 2025
Energy bill approves	Seasonal reference prices
Effective date	October 1
E N R E No. 6952025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Oct. 01, 2025
Energy bill approves	Electricity rate schedules
Effective date	October 1
Distribution added value, percentage	3.13%
S E No. 4342025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Oct. 31, 2025
Energy bill approves	Seasonal reference prices
Effective date	November 1
E N R E No. 7452025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Oct. 31, 2025
Energy bill approves	Electricity rate schedules
Effective date	November 1
Distribution added value, percentage	3.60%
S E No. 4882025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Nov. 27, 2025
Energy bill approves	Seasonal reference prices
Effective date	December 1
E N R E No. 7982025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Nov. 28, 2025
Energy bill approves	Electricity rate schedules
Effective date	December 1
Distribution added value, percentage	1.93%
S E No. 6042025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Dec. 26, 2025
Energy bill approves	Seasonal reference prices
Effective date	January 1
E N R E No. 8412025 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Dec. 29, 2025
Energy bill approves	Electricity rate schedules
Effective date	January 1
Distribution added value, percentage	2.31%
E N R E No. 222026 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jan. 27, 2026
Energy bill approves	Electricity rate schedules
Effective date	January 16
S E No. 222026 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jan. 28, 2026
Energy bill approves	Seasonal reference prices
Effective date	February 1
E N R E No. 462026 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jan. 29, 2026
Energy bill approves	Electricity rate schedules
Effective date	February 1
Distribution added value, percentage	2.98%
E N R E No. 1092026 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Feb. 27, 2026
Energy bill approves	Electricity rate schedules
Effective date	March 1
Distribution added value, percentage	2.50%